K&L Gates LLP
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F 310.552.5001

December 10, 2008

VIA EDGAR

Division of Corporation Finance

Securities and Exchange Commission

100 F Street, NE
Washington, DC 20549

Re:	Inovio Biomedical Corporation
Registration Statement on Form S-4

Ladies and Gentlemen:

On behalf of Inovio Biomedical Corporation, a Delaware corporation (the “Company”), we hereby submit in electronic format for filing with the Securities and Exchange Commission pursuant to Rule 101(a) of Regulation S-T, the Company’s Registration Statement on Form S-4 dated December 9, 2008, which seeks to register securities for issuance in conjunction with the proposed merger of VGX Pharmaceuticals, Inc., a Delaware corporation (“VGX”), with a wholly-owned subsidiary of the Company, and provides a proposed form of joint proxy statement/prospectus for use in obtaining the approval of the stockholders of the Company and VGX to the proposed transaction.

We have been advised that the Company has previously deposited more than sufficient funds to pay the filing fee in the amount of $641 to the Commission’s account at the Mellon Bank.

To facilitate the staff’s review of the Company’s registration statement, we will be pleased to provide via courier paper copies of the registration statement to those members of the staff desiring the same upon being advised of their mail stop and other contact information for that purpose.

Should you have any questions or require any additional information with respect to this filing, please contact me at (310) 552-5063, Fax: (310) 552-5008, Email: shoshannah.katz@klgates.com or at the telephone or fax number set forth above.

Sincerely,

/s/ Shoshannah D. Katz

Shoshannah D. Katz